UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Variable Insurance Fund - Balanced Portfolio	Shares	Market Value (000)
COMMON STOCK (66.2)%

Auto & Transportation (4.6%)
Canadian National Railway Co.	191,850	$9,305
Union Pacific Corp.	154,900	9,077
CSX Corp.	212,700	7,062
FedEx Corp.	64,300	5,510
Norfolk Southern Corp.	174,000	5,175
General Motors Corp.	71,500	3,037
Genuine Parts Co.	60,000	2,303
Canadian Pacific Railway Ltd.	85,350	2,200

		43,669

Consumer Discretionary (4.9%)
McDonald's Corp.	278,000	7,792
Waste Management, Inc.	279,000	7,628
Kimberly-Clark Corp.	104,200	6,730
* Accenture Ltd.	207,800	5,621
* Time Warner, Inc.	346,900	5,599
Gannett Co., Inc.	57,400	4,808
Dollar General Corp.	163,600	3,296
Gillette Co.	64,400	2,688
Target Corp.	50,000	2,262

		46,424

Consumer Staples (3.2%)
Altria Group, Inc.	156,400	7,357
The Coca-Cola Co.	137,600	5,511
Colgate-Palmolive Co.	97,600	4,409
General Mills, Inc.	88,000	3,951
Sara Lee Corp.	160,100	3,660
Coca-Cola Enterprises, Inc.	160,300	3,030
Kellogg Co.	50,400	2,150

		30,068

Financial Services (12.1%)
Citigroup, Inc.	412,533	18,201
Bank of America Corp.	311,400	13,493
ACE Ltd.	225,100	9,017
JPMorgan Chase & Co.	209,748	8,333
Freddie Mac	111,500	7,274
American International Group, Inc.	100,600	6,840
MBIA, Inc.	113,150	6,586
The Hartford Financial Services Group Inc.	101,400	6,280
UBS AG	86,500	6,083
Merrill Lynch & Co., Inc.	105,900	5,265
Marsh & McLennan Cos., Inc.	108,900	4,983
MBNA Corp.	187,300	4,720
Ambac Financial Group, Inc.	50,400	4,029
KeyCorp	105,800	3,343
Morgan Stanley	55,500	2,736
Westpac Banking Corp. Ltd. ADR	42,500	2,733
U.S. Bancorp	75,959	2,195
Archstone-Smith Trust REIT	68,900	2,180

		114,291

Health Care (6.6%)
Abbott Laboratories	303,000	12,835
Schering-Plough Corp.	393,900	7,508
Wyeth	168,800	6,313
Pfizer Inc.	198,853	6,085
Baxter International, Inc.	177,100	5,695
Eli Lilly & Co.	92,900	5,579
AstraZeneca Group PLC ADR	111,600	4,590
Cardinal Health, Inc.	102,900	4,504
Novartis AG ADR	85,500	3,990
Becton, Dickinson & Co.	52,400	2,709
Sanofi-Synthelabo SA ADR	54,423	1,992
* Hospira, Inc.	23,420	717

		62,517

Integrated Oils (6.2%)
Total SA ADR	107,856	11,020
BP PLC ADR	176,600	10,160
Royal Dutch Petroleum Co. ADR	184,800	9,536
ChevronTexaco Corp.	175,600	9,419
ExxonMobil Corp.	194,400	9,395
ConocoPhillips Co.	50,200	4,159
Petrol Brasil ADR	77,900	2,746
Repsol YPF, SA ADR	99,600	2,183

		58,618

Other Energy (2.6%)
EnCana Corp.	251,218	11,631
Schlumberger Ltd.	83,500	5,620
Burlington Resources, Inc.	118,000	4,814
Anadarko Petroleum Corp.	45,000	2,986

		25,051

Materials & Processing (7.4%)
Weyerhaeuser Co.	151,400	10,065
E.I. du Pont de Nemours & Co.	228,486	9,779
International Paper Co.	197,700	7,989
Alcoa Inc.	235,300	7,904
Rio Tinto PLC ADR	57,700	6,269
Rohm & Haas Co.	135,700	5,831
Avery Dennison Corp.	73,500	4,835
Syngenta AG ADR	236,200	4,509
Dow Chemical Co.	95,600	4,319
PPG Industries, Inc.	62,100	3,805
Temple-Inland Inc.	34,600	2,323
Air Products & Chemicals, Inc.	42,200	2,295

		69,923

Producer Durables (3.7%)
Parker Hannifin Corp.	119,400	7,028
Caterpillar, Inc.	83,100	6,685
Pitney Bowes, Inc.	144,900	6,390
United Technologies Corp.	54,800	5,117
Emerson Electric Co.	76,100	4,710
Pall Corp.	99,900	2,445
Nokia Corp. ADR	165,300	2,268

		34,643

Technology (5.4%)
International Business Machines Corp.	154,400	13,238
General Dynamics Corp.	93,500	9,546
Microsoft Corp.	321,000	8,876
Motorola, Inc.	373,100	6,731
Texas Instruments, Inc.	222,800	4,741
* EMC Corp.	311,900	3,599
* Apple Computer, Inc.	52,916	2,051
* Corning, Inc.	121,600	1,347
Analog Devices, Inc.	24,800	962

		51,091

Utilities (8.2%)
Verizon Communications Inc.	336,812	13,264
Exelon Corp.	283,200	10,391
SBC Communications Inc.	296,000	7,681
FPL Group, Inc.	100,300	6,853
* Comcast Corp. Class A	230,050	6,497
TXU Corp.	118,600	5,683
Cinergy Corp.	134,700	5,334
Pinnacle West Capital Corp.	106,700	4,428
BellSouth Corp.	148,700	4,033
* Deutsche Telekom AG ADR	214,300	3,999
Progress Energy, Inc.	92,900	3,933
Sprint Corp.	157,900	3,178
ALLTEL Corp.	45,600	2,504

		77,778

Other (1.3%)
General Electric Co.	201,400	6,763
Honeywell International Inc.	143,300	5,139

		11,902

TOTAL COMMON STOCKS
(Cost $488,084)		625,975

	Face
	Amount
	(000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.6%)

U.S. Government Securities (6.9%)
U.S. Treasury Bond
2.375%, 8/31/2006	$32,000	31,875
6.25%, 8/15/2023	11,000	12,844
5.375%, 2/15/2031	3,000	3,214
U.S. Treasury Note
2.75%, 7/31/2006	10,000	10,036
4.25%, 8/15/2014	5,000	5,052
Private Export Funding Corp.
(U.S. Government Guaranteed)
3.375%, 2/15/2009	1,700	1,681
Mortgage-Backed Securities (2.7%)
Federal National Mortgage Assn.***
(2)4.51%, 5/1/2013	982	986
(2)4.889%, 1/1/2014	992	1,018
(2)5.016%, 2/1/2013	979	1,010
(2)6.03%, 5/1/2011	1,930	2,115
Government National Mortgage Assn
(2)5.50%, 2/15/2033-10/15/2033	13,135	13,399
(2)6.00%, 2/15/2028-1/15/2033	4,378	4,548
(2)6.50%, 5/15/2028-7/15/2031	991	1,046
(2)7.00%, 2/15/2028-10/15/2029	1,515	1,615
(2)8.00%, 9/15/2030	148	161

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $89,497)		90,600

CORPORATE BONDS (21.3% )

Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
Asset Securitization Corp.
(2)6.75%, 2/14/2043	2,000	2,172
Bank One Issuance Trust
(2)3.86%, 10/15/2008	1,000	1,012
(2)3.45%, 10/17/2011	1,000	992
Bear Stearns Commercial Mortgage Securities, Inc.
(2)4.74%, 3/13/2040	1,000	1,004
Greenwich Capital Commercial Funding Corp.
(2)4.915%, 7/7/2013	1,000	1,012
Morgan Stanley Dean Witter Capital I
(2)4.74%, 11/13/2036	1,000	1,010

		7,202

Finance (7.0%)
Banking (3.7%)
BB& T Corp.
7.25%, 6/15/2007	2,000	2,218
Bank One Corp.
6.875%, 8/1/2006	2,000	2,139
Bank of America Corp.
7.125%, 9/15/2006	2,000	2,152
Citicorp
7.625%, 5/1/2005	1,000	1,029
First Union Corp.
7.50%, 4/15/2035	1,000	1,261
Huntington National Bank
4.90%, 1/15/2014	1,000	1,008
Inter-American Development Bank
4.375%, 9/20/2012	2,000	2,033
International Bank for Reconstruction & Development
5.75%, 2/6/2008	2,000	2,155
J.P. Morgan Chase & Co.
6.75%, 2/1/2011	1,000	1,123
J.P. Morgan, Inc.
6.25%, 1/15/2009	1,500	1,636
Mellon Funding Corp.
4.875%, 6/15/2007	1,500	1,564
NBD Bancorp, Inc.
7.125%, 5/15/2007	1,500	1,654
Northern Trust Co.
6.65%, 11/9/2004	1,000	1,006
Paribas NY
6.95%, 7/22/2013	2,000	2,305
SunTrust Banks, Inc.
7.25%, 9/15/2006	2,000	2,177
US Bank NA Minnesota
5.625%, 11/30/2005	2,000	2,073
Wachovia Corp.
5.625%, 12/15/2008	2,000	2,153
Washington Mutual, Inc.
7.50%, 8/15/2006	2,000	2,160
Wells Fargo & Co.
6.45%, 2/1/2011	2,000	2,243
5.125%, 9/1/2012	1,000	1,042
Brokerage (0.4%)
Credit Suisse First Boston USA, Inc.
6.50%, 1/15/2012	2,000	2,225
Dean Witter, Discover & Co.
6.75%, 10/15/2013	1,000	1,122
Finance Companies (1.0%)
American Express Credit Corp.
3.00%, 5/16/2008	1,000	984
American General Finance Corp.
7.45%, 1/15/2005	2,000	2,029
Countrywide Home Loan
5.50%, 8/1/2006	1,000	1,042
FGIC Corp.
6.00%, 1/15/2034	365	370
General Electric Capital Corp.
5.875%, 2/15/2012	2,000	2,176
5.45%, 1/15/2013	1,000	1,061
Household Finance Corp.
6.375%, 10/15/2011	1,000	1,104
SLM Corp.
5.375%, 1/15/2013	1,000	1,036
Insurance (1.7%)
Allstate Corp.
6.75%, 5/15/2018	1,000	1,141
Frank Russell Co.
(1)5.625%, 1/15/2009	2,000	2,136
Hartford Financial Services Group, Inc.
7.90%, 6/15/2010	2,000	2,358
Marsh & McLennan Cos., Inc.
6.25%, 3/15/2012	2,000	2,189
Massachusetts Mutual Life
(1)(2)7.625%, 11/15/2023	2,000	2,455
PRICOA Global Funding I
(1)3.90%, 12/15/2008	1,100	1,101
Pacific Life Global Funding
(1)3.75%, 1/15/2009	910	906
Protective Life Secured Trust
3.70%, 11/24/2008	1,000	996
XL Capital Ltd.
6.50%, 1/15/2012	2,000	2,197
Other (0.2%)
Berkshire Hathaway Finance Corp.
4.625%, 10/15/2013	2,000	1,999

		65,758

Industrial (10.4%)
Basic Industry (0.9%)
Alcan, Inc.
4.50%, 5/15/2013	1,000	979
Alcoa, Inc.
6.00%, 1/15/2012	2,000	2,188
BHP Billington Finance BV
4.80%, 4/15/2013	1,000	1,016
E.I. du Pont de Nemours & Co.
6.75%, 10/15/2004	2,000	2,003
4.75%, 11/15/2012	440	447
Rohm & Haas Co.
7.40%, 7/15/2009	2,000	2,297
Capital Goods (1.1% )
Boeing Capital Corp.
6.50%, 2/15/2012	1,000	1,119
Caterpillar, Inc.
7.25%, 9/15/2009	1,000	1,147
General Dynamics Corp.
4.25%, 5/15/2013	2,000	1,946
Honeywell International, Inc.
7.50%, 3/1/2010	1,000	1,160
John Deere Capital Corp.
5.10%, 1/15/2013	1,000	1,033
Masco Corp.
6.75%, 3/15/2006	2,000	2,110
USA Waste Services, Inc.
7.00%, 7/15/2028	2,000	2,202
Communication (1.6% )
BellSouth Corp.
6.00%, 10/15/2011	2,000	2,178
Cox Communications, Inc.
7.75%, 8/15/2006	2,000	2,138
GTE Southwest, Inc.
6.00%, 1/15/2006	1,000	1,045
Gannett Co., Inc.
5.50%, 4/1/2007	1,000	1,055
Illinois Bell Telephone Co.
6.625%, 2/1/2025	1,000	1,005
SBC Communications, Inc.
5.875%, 2/1/2012	1,000	1,067
Telecomunicaciones de Puerto Rico
6.65%, 5/15/2006	2,000	2,101
Telefonica Europe BV
7.75%, 9/15/2010	1,500	1,771
Thomson Corp.
4.25%, 8/15/2009	1,500	1,521
Vodafone Group PLC
5.375%, 1/30/2015	1,000	1,030
Consumer Cyclical (1.4%)
CVS Corp.
4.875%, 9/15/2014	1,000	999
DaimlerChrysler North America Holding Corp.
7.40%, 1/20/2005	2,000	2,029
Harley Davidson Inc.
(1)3.625%, 12/15/2008	1,000	997
Kohl's Corp.
6.00%, 1/15/2033	1,000	1,019
Lowe's Cos., Inc.
8.25%, 6/1/2010	290	348
6.50%, 3/15/2029	1,000	1,103
Target Corp.
7.50%, 2/15/2005	2,000	2,038
The Walt Disney Co.
7.30%, 2/8/2005	2,000	2,032
Toyota Motor Credit Corp.
5.50%, 12/15/2008	2,000	2,156
Wal-Mart Stores, Inc.
4.55%, 5/1/2013	1,000	1,006
Consumer Noncyclical (3.5%)
Abbott Laboratories
4.35%, 3/15/2014	1,500	1,466
Anheuser-Busch Cos., Inc.
7.50%, 3/15/2012	1,500	1,785
Archer-Daniels-Midland Co.
7.00%, 2/1/2031	852	1,002
Avon Products, Inc.
7.15%, 11/15/2009	1,500	1,717
4.20%, 7/15/2018	1,000	919
Becton, Dickinson & Co.
4.55%, 4/15/2013	1,000	990
Bristol-Myers Squibb Co.
5.75%, 10/1/2011	1,000	1,072
CPC International, Inc.
6.15%, 1/15/2006	125	130
Cardinal Health, Inc.
6.75%, 2/15/2011	1,000	1,080
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	2,000	2,205
Coca-Cola HBC Finance
(1)5.50%, 9/17/2015	700	727
Colgate-Palmolive Co.
7.60%, 5/19/2025	480	599
Conagra, Inc.
6.75%, 9/15/2011	1,000	1,126
Diageo Capital PLC
4.85%, 5/15/2018	1,000	977
Eli Lilly & Co.
6.00%, 3/15/2012	1,000	1,103
Fortune Brands Inc.
4.875%, 12/1/2013	1,000	1,017
GlaxoSmithKline Capital Inc.
5.375%, 4/15/2034	2,000	1,949
Kimberly-Clark Corp.
5.00%, 8/15/2013	1,000	1,037
Kraft Foods, Inc.
5.25%, 6/1/2007	1,500	1,569
Merck & Co.
2.50%, 3/30/2007	2,000	1,975
Pepsi Bottling Holdings Inc.
(1)5.625%, 2/17/2009	1,500	1,614
Pfizer, Inc.
2.50%, 3/15/2007	1,000	985
Procter & Gamble Co. ESOP
(2)9.36%, 1/1/2021	2,000	2,714
Schering-Plough Corp.
5.30%, 12/1/2013	1,000	1,017
UnitedHealth Group, Inc.
4.875%, 4/1/2013	1,000	1,003
Wyeth
6.95%, 3/15/2011	1,000	1,111
Energy (0.5%)
Amoco Corp.
6.50%, 8/1/2007	1,500	1,631
Anadarko Petroleum Corp.
3.25%, 5/1/2008	1,000	989
ChevronTexaco Capital Co.
3.50%, 9/17/2007	1,000	1,009
Suncor Energy, Inc.
5.95%, 12/1/2034	1,000	1,015
Technology (0.8%)
First Data Corp.
4.70%, 8/1/2013	2,000	1,998
Hewlett-Packard Co.
7.15%, 6/15/2005	2,000	2,064
International Business Machines Corp.
5.875%, 11/29/2032	2,000	2,074
ERAC USA Finance Co.
(1)7.35%, 6/15/2008	1,090	1,221
Transportation (0.4%)
Federal Express Corp.
(2)6.72%, 1/15/2022	1,712	1,922
Norfolk Southern Corp.
7.70%, 5/15/2017	1,500	1,812
Other (0.2%)
Snap-On Inc.
6.25%, 8/15/2011	1,400	1,551

		98,460

Utilities (3.1%)
Electric (2.5%)
Alabama Power Co.
2.80%, 12/1/2006	660	657
Carolina Power & Light Co.
5.95%, 3/1/2009	2,000	2,158
Central Illinois Public Service
6.125%, 12/15/2028	1,000	1,043
Consolidated Edison Co. of New York
3.625%, 8/1/2008	1,000	998
Exelon Generation Co. LLC
6.95%, 6/15/2011	2,000	2,258
Florida Power & Light
5.65%, 2/1/2035	1,000	1,001
Florida Power Corp.
6.875%, 2/1/2008	1,850	2,048
Kansas City Power & Light
7.125%, 12/15/2005	2,000	2,100
National Rural Utilities Cooperative Finance Corp.
5.75%, 12/1/2008	2,000	2,131
PacifiCorp
6.625%, 6/1/2007	1,000	1,080
Public Service Electric & Gas
4.00%, 11/1/2008	1,000	1,007
SCSNS Corp.
6.875%, 5/15/2011	2,000	2,260
Southern Investments UK PLC
6.80%, 12/1/2006	1,500	1,577
Union Electric Co.
7.375%, 12/15/2004	1,000	1,009
Virginia Electric & Power Co.
5.375%, 2/1/2007	2,000	2,083
Wisconsin Electric Power Co.
4.50%, 5/15/2013	615	608
Natural Gas (0.4%)
Duke Energy Field Services
7.875%, 8/16/2010	2,000	2,330
KeySpan Gas East Corp.
7.875%, 2/1/2010	1,500	1,766
Other (0.2%)
Washington Gas Light Co.
6.15%, 1/26/2026	1,500	1,540

		29,654

TOTAL CORPORATE BONDS
(Cost $191,077)		201,074

SOVEREIGN BONDS (U.S. Dollar-Denominated) (0.6% )

Kredit Fuer Wiederaufbau
3.375%, 1/23/2008	2,000	2,006
Province of British Columbia
4.30%, 5/30/2013	1,000	998
Province of Ontario
4.375%, 2/15/2013	1,000	997
Province of Quebec
5.75%, 2/15/2009	1,000	1,082
Quebec Hydro Electric
6.30%, 5/11/2011	1,000	1,120

TOTAL SOVEREIGN BONDS
(Cost $6,294)		6,203

TAXABLE MUNICIPAL BONDS (0.9%)

Illinois (Taxable Pension) GO
5.10%, 6/1/2033	2,000	1,895
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	2,000	2,001
Oregon School Board Assn
5.528%, 6/30/2028	2,000	2,017
Stanford Univ. California Rev
5.85%, 3/15/2009	2,000	2,173

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $8,149)		8,086

TEMPORARY CASH INVESTMENTS (2.3%)

Repurchase Agreement (1.0%)
Credit Suisse First Boston
1.87%, 10/1/2004
(Dated 9/30/2004, Repurchase Value $9,500,000,
Collateralized by Federal National Mortgage Association,
4.00%, 9/1/2033)	9,500	9,500
	Shares

Money Market Fund (1.3%)
Vanguard Market Liquidity, 1.74%**	12,216,076	12,216,076

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $21,716)		21,716

TOTAL INVESTMENTS (100.9%)
(Cost $804,817)		953,654

OTHER ASSETS AND LIABILITIES (-0.9%)		(8,621)

NET ASSETS (100%)		$945,033

    * Non-income-producing security.
  ** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
*** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
   (1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $11,157,000, representing 1.2% of net assets.
   (2)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
ADR — American Depositary Receipt.
MTN-Medium-Term Note.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $804,817,000. Net unrealized appreciation of investment securities for tax purposes was $148,837,000, consisting of unrealized gains of $158,411,000 on securities that had risen in value since their purchase and $9,574,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.